Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash and due from banks	$ 1,581	$ 1,672
Interest-earning demand deposits	4,710	8,725
Total Cash and Cash Equivalents	6,291	10,397
Securities available-for-sale, at fair value	18,331	18,313
Securities held-to-maturity, at amortized cost (fair value of 2018 $6,030; 2017 $6,588)	6,052	6,575
Investment in restricted stock, at cost	3,637	3,270
Loans held for sale	2,133	2,770
Loans, net of allowance for loan losses (2018 $1,561; 2017 $1,261)	281,741	262,711
Bank owned life insurance	3,819	3,758
Accrued interest receivable	876	824
Premises and equipment, net	2,731	3,064
Other assets	2,658	2,700
Total Assets	328,269	314,382
Deposits:
Non-interest-bearing	10,947	8,385
Interest-bearing	211,668	208,306
Total Deposits	222,615	216,691
Short-term borrowings	13,750	13,000
Long-term borrowings	58,076	51,447
Official bank checks	863	929
Other liabilities	1,452	1,259
Total Liabilities	296,756	283,326
Commitments and contingent liabilities - see Note 12
Stockholders' Equity
Preferred stock, par value $0.01; 25,000,000 shares authorized, no shares issued and outstanding
Common stock; par value $0.01; 50,000,000 shares authorized; 1,940,661 and 1,934,853 shares outstanding in 2018 and 2017, respectively	19	19
Paid-in capital	15,746	15,441
Retained earnings	16,212	16,077
Accumulated other comprehensive loss	(183)	(165)
Unearned ESOP shares, at cost	(281)	(316)
Total Stockholders' Equity	31,513	31,056
Total Liabilities and Stockholders' Equity	$ 328,269	$ 314,382